PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
NOTE 3 - PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

The Company's policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following on June 30, 2022 and December 31, 2021:

	June 30, 2022	Dec 31, 2021
Computers – 3 year estimated useful life	$108,622	108,622
Less – Accumulated Depreciation	(102,645)	(998,602)
Property and Equipment, net	$5,977	10,020

Depreciation has been provided over each asset's estimated useful life. Depreciation expense was $4,043, and $3,656 for the six months ended June 30, 2022 and 2021 respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

The Company’s policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Computers – 3 year estimated useful life	$108,622	$108,622
Less – Accumulated Depreciation	(98,602)	(93,117)
Property and Equipment, net	$10,020	$15,505

Depreciation has been provided over each asset’s estimated useful life. Depreciation expense was $5,485, and $25,331for the twelve months ended December 31, 2021 and 2020, respectively.